Receivables and Other Assets - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Receivables and Other Current Assets [Line Items]
Increase (decrease) of trade receivables	$ 102
Receivables related to collaboration agreements	969	$ 907
DARZALEX and Kesimpta
Receivables and Other Current Assets [Line Items]
Receivables related to collaboration agreements	886	$ 822
Increase (decrease) of collaboration agreements	$ 64
Precentage increase (decrease), collaboration agreements	0.08